LOOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated September 11, 2020 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2020, Natixis Funds Statements of Additional Information, dated February 1, 2020, April 1, 2020, May 1, 2020 and June 1, 2020, and the Natixis ETFs Statements of Additional Information, dated May 1, 2020, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small Cap Value
AlphaSimplex Global Alternatives Fund	Loomis Sayles Small/Mid Cap Growth Fund
AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
AlphaSimplex Multi-Asset Fund	Loomis Sayles Strategic Income Fund
AlphaSimplex Tactical U.S. Market Fund	Mirova Global Green Bond Fund
Gateway Fund	Mirova Global Sustainable Equity Fund
Gateway Equity Call Premium Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Bond Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Core Plus Bond Fund	Natixis Oakmark Fund
Loomis Sayles Fixed Income Fund	Natixis Oakmark International Fund
Loomis Sayles Global Allocation Fund	Natixis Seeyond International Minimum Volatility ETF
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Investment Grade Fixed Income	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Limited Term Government and Agency Fund	Vaughan Nelson Select Fund
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Small Cap Growth

Effective September 11, 2020, Erik R. Sirri has resigned as Chairperson of the Audit Committee. Mr. Sirri will continue as a member of the Audit Committee, Cynthia L. Walker has been appointed as Chairperson of the Audit Committee.

Accordingly, the table in the sub-section “Trustees and Officers” within the “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Audit Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee
Cynthia L. Walker – Chairperson
Edmond J. English
Martin T. Meehan
Erik R. Sirri
Peter J. Smail

As Chairman of the Board, Mr. Drucker is an ex officio member of the Audit Committee.